Segments - Summary of Identified Assets by Reportable Segment (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Depreciation by Segment [Line Items]
TOTAL ASSETS	$ 699,800,000	$ 454,200,000	$ 212,158
Operating Segments | Industrial Equipment
Reconciliation of Depreciation by Segment [Line Items]
TOTAL ASSETS	257,900,000	207,500,000
Operating Segments | Construction Equipment
Reconciliation of Depreciation by Segment [Line Items]
TOTAL ASSETS	441,100,000	246,000,000
Corporate, Non-Segment
Reconciliation of Depreciation by Segment [Line Items]
TOTAL ASSETS	$ 800,000	$ 700,000